Trade and Other Receivables - Disclosure of Impairment Loss and Reversal of Impairment Loss (Details) (Bendon Limited) - Bendon Limited [Member] - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
TradeAndOtherReceivablesLineItems [Line Items]
Balance at beginning of the period	$ (268)	$ (537)	$ (340)	$ (368)
Provision charged	(364)	(92)	(16)
Reversal of impairment	80	316	88	28
Foreign exchange movement	15	(13)
Balance at end of the period	$ (537)	$ (326)	$ (268)	$ (340)